LEASES - Lease information (Details)				3 Months Ended
	May 01, 2022 USD ($) item	Dec. 01, 2021 USD ($) item	Aug. 01, 2021 USD ($) item	Mar. 31, 2022	Dec. 31, 2021 item
Leases
Lease, Practical Expedients, Package [true false]				true
Additional office space leased	9,352	3,684	15,385
Period of time after notice of cancellation that the lease effectively terminates	90 days	90 days	90 days
Number of lease amendments executed | item		2			2
Number of months rent due as a termination payment if lease cancellation option exercised | item	3	3	3
Monthly rent - Years one and two	$ 4,800
Monthly rent - Years three and four	4,896
Monthly rent - Year five	$ 5,000